Future Minimum Lease Income	12 Months Ended
Dec. 31, 2011
FUTURE MINIMUM LEASE INCOME [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
FUTURE MINIMUM LEASE INCOME

We lease the majority of our properties under noncancelable operating leases, which provide for minimum base rents plus, in some instances, contingent rents based upon a percentage of the tenants’ gross receipts. A summary of minimum future rents to be received (exclusive of renewals, tenant reimbursements, and contingent rents) under noncancelable operating leases in existence at December 31, 2011 is as follows (in thousands):

Years Ended December 31,	Minimum Future Rents
2012	$30,651
2013	24,376
2014	18,711
2015	13,429
2016	9,464
Thereafter	30,667
Total	$127,298